INCOME TAXES - Effective tax rate and statutory federal rate, percentage (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Computed ""expected"" tax expense (benefit)	(3400.00%)	(3400.00%)
State income taxes	(500.00%)	(500.00%)
Permanent differences	14.00%	31.00%
Timing Differences	13.00%
Change in valuation allowance	12.00%	8.00%
Effective tax rate	0.00%	0.00%